SHARE- BASED COMPENSATION (Schedule of Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2025 Shares $ / shares
1.37-9.22 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	466,475
Weighted average remaining contractual life (in Yrs.)	8 years 9 months 29 days
Weighted average exercise price | $ / shares	$ 2.73
10.20 - 20 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	108,140
Weighted average remaining contractual life (in Yrs.)	4 years 11 months 8 days
Weighted average exercise price | $ / shares	$ 12.2
20.41-39.97 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	43,675
Weighted average remaining contractual life (in Yrs.)	4 years 6 months 29 days
Weighted average exercise price | $ / shares	$ 29.61
55.83-64.61 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	37,110
Weighted average remaining contractual life (in Yrs.)	1 year 5 months 4 days
Weighted average exercise price | $ / shares	$ 57.84
84.29-87.12 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	1,250
Weighted average remaining contractual life (in Yrs.)	6 months 21 days
Weighted average exercise price | $ / shares	$ 84.86
Exercise Price Range Net Member
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	656,650
Weighted average remaining contractual life (in Yrs.)	7 years 5 months 23 days
Weighted average exercise price | $ / shares	$ 9.4